Taxes on Income (Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 119.4	$ 161.3	$ 159.9
Additions based on tax positions related to current year	75.6	2.7	17.8
Reduction for tax positions of current year	(4.9)	0	0
Additions for tax positions of prior years	0.2	2.2	0.5
Reductions for tax positions of prior years	(47.1)	(46.9)	(3.5)
Foreign currency translation	(0.3)	0.1	(0.1)
Expiration of statute of limitations	(1.3)	0	0
Settlements	(4.1)	0	(13.3)
Balance at end of year	$ 137.5	$ 119.4	$ 161.3